Related Party Transactions - Schedule of Related Party Transactions (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Amounts due from related parties		$ 71,884	$ 107,603
Amounts due to related parties		$ 5,000,803	18,496,401
Meishan Wetouch Electronics Technology Co., Ltd. [Member]
Related party transaction relationship		95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch")
Amounts due from related parties			107,603
Mr. Shengyong Li [Member]
Related party transaction relationship		General Manager of Sichuan Wetouch
Amounts due from related parties		$ 72
Amounts due to related parties	[1]		2,695
Vision Touch Technology AG [Member]
Related party transaction relationship		100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch
Amounts due from related parties		$ 71,812
Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member]
Related party transaction relationship		94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li
Amounts due to related parties		$ 121,306	117,607
Meishan Wetouch Electronics Technology Co., Ltd. ("Meishan Wetouch") [Member]
Related party transaction relationship		95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch
Amounts due to related parties		$ 397,947
Australia Vtouch Technolody Co., Ltd. [Member]
Related party transaction relationship		35.36% owned by Mr. Guangde Cai
Amounts due to related parties	[2]	$ 4,233,949	4,287,092
Sichuan Vtouch Trading Co., Ltd. [Member]
Related party transaction relationship		100% owned by Mr. Guangde Cai
Amounts due to related parties			18,991
Mr. Guangde Cai [Member]
Related party transaction relationship		Chairman and CEO of the Company
Amounts due to related parties	[1]	$ 215,031	13,423,113
Mr. Guanying Cai [Member]
Related party transaction relationship		Daughter of Mr. Guangde Cai
Amounts due to related parties	[1]		622,628
Mr. Yong Yang [Member]
Related party transaction relationship		Sales Director of Sichuan Wetouch
Amounts due to related parties		$ 32,570	$ 24,275

[1]	On July 19, 2016, pursuant to a share transfer agreement, HK Wetouch acquired 100% of Sichuan Wetouch with advances from Mr. Guangde Cai, Ms. Guanying Cai and Mr. Shengyong Li. Thus RMB93.5 million (equivalent to US$14.0 million) was recorded as payable to related parties as non-interest bearing advances from our shareholders and senior management mentioned above. On September 30, 2019, the Company made full repayment of above US$14.0 million to Mr. Guangde Cai, Ms. Guanying Cai and Mr. Shengyong Li.
[2]	RMB29.5million (equivalent to US$4.2 million) was interest free advance provided by nine shareholders of Australia Vtouch Techonolody Co., Ltd, a related party, for the working capital purposes.